Time charter revenues and net investment in direct financing lease (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Capital Leased Assets [Line Items]
2018	$ 127,446
2019	127,446
2020	96,145
2021	79,606
2022	79,606
Thereafter	621,966
Total	$ 1,132,215